Investment Portfolio - September 30, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 97.1%

Ardsley, Parking Facility Impt., Series A, G.O. Bond	3.000%	7/15/2039	Aa2	$1,000,000	$1,041,570
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	318,552
Babylon, Various Purposes, Public Impt., Series B, G.O. Bond	2.250%	12/1/2026	Aaa	705,000	743,965
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2	500,000	504,260
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2	265,000	266,688
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A2	300,000	321,702
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A2	300,000	341,529
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2039	AA2	250,000	298,510
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2043	AA2	600,000	711,108
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2048	AA2	250,000	294,738
Canandaigua City School District, G.O. Bond	2.125%	6/15/2026	Aa3	540,000	562,307
Canandaigua, Public Impt., G.O. Bond	3.000%	12/15/2028	AA2	570,000	619,493
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2	500,000	508,110
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	261,603
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	514,685
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA2	850,000	875,576
Erie County Fiscal Stability Authority, Series D Revenue Bond	5.000%	9/1/2038	Aa1	1,000,000	1,238,010
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	511,280
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3	620,000	647,051
Greene County, Correctional Facility Impt., G.O. Bond	2.625%	12/1/2048	Aa2	1,000,000	935,990
Irondequoit, Public Impt., G.O. Bond	3.000%	4/15/2042	Aa3	560,000	576,778
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	503,490
Ithaca, Series B, G.O. Bond	3.000%	7/15/2042	Aa2	440,000	443,824
Ithaca, Series B, G.O. Bond	3.000%	7/15/2043	Aa2	400,000	403,000
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2	500,000	503,625
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa	335,000	337,352
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1	250,000	277,032
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2025	A1	505,000	558,545
Metropolitan Transportation Authority, Subseries B-1, Revenue Bond	5.000%	11/15/2024	AA2	1,885,000	2,174,159
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1	500,000	502,120

Investment Portfolio - September 30, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)

Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1	$1,000,000	$1,074,950
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA2	710,000	716,837
Nassau County Sewer & Storm Water Finance
Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3	500,000	557,640
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2	2,000,000	2,273,300
New York City Transitional Finance Authority, Building Aid, School Impt., Series S-3, Revenue Bond	5.000%	7/15/2023	Aa2	970,000	1,034,175
New York City Transitional Finance Authority, Building Aid, Series S-1, Revenue Bond	5.000%	7/15/2023	Aa2	820,000	932,053
New York City Transitional Finance Authority, Building Aid, Series S-2A, Revenue Bond	5.000%	7/15/2033	Aa2	1,000,000	1,256,900
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1	1,000,000	1,049,750
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series C-1, Revenue Bond	4.000%	11/1/2042	Aa1	1,680,000	1,910,042
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1	475,000	563,564
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1	3,000,000	3,335,850
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1	1,250,000	1,287,312
New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	3,000,000	3,585,060
New York City Water & Sewer System, Water Utility Impt., Subseries BB-1, Revenue Bond	5.000%	6/15/2046	Aa1	2,000,000	2,398,600
New York City, Public Impt., Subseries D1, G.O. Bond	4.000%	12/1/2041	Aa1	1,650,000	1,870,011
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,700,000	3,076,326
New York City, Series C, G.O. Bond	5.000%	8/1/2031	Aa1	1,500,000	1,882,170
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1	850,000	890,154
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2030	Aa1	1,500,000	1,856,565
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	10/1/2037	Aa3	1,000,000	1,133,250
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	10/1/2038	Aa3	1,000,000	1,129,240
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2045	Aa1	1,680,000	2,055,161
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2047	Aa1	1,050,000	1,159,694

Investment Portfolio - September 30, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)

New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	$600,000	$673,704
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	1,000,000	1,144,810
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	3/15/2025	Aa1	500,000	596,560
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2025	Aaa	1,000,000	1,064,120
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	8/15/2046	Aaa	2,000,000	2,216,440
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	6/15/2049	Aaa	1,000,000	1,132,720
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1	550,000	559,229
New York State Urban Development Corp., Highway Impt., Series A, Revenue Bond	5.000%	3/15/2037	Aa1	500,000	592,500
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1	1,000,000	1,056,010
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1	565,000	569,531
New York State, Water Utility Impt., Series E, G.O. Bond	4.250%	12/15/2041	Aa1	480,000	507,917
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	501,495
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	408,796
Onondaga County, Public Impt., Correctional Facility Impt., G.O. Bond	3.000%	6/1/2035	Aa3	1,000,000	1,025,800
Onondaga County, Public Impt., Recreational Facility Impt., G.O. Bond	5.000%	5/1/2020	Aa3	250,000	255,580
Onondaga County, Public Impt., Telecommunications Impt., G.O. Bond	5.000%	5/15/2022	Aa3	1,000,000	1,098,790
Onondaga County, Public Impt., Telecommunications Impt., G.O. Bond	5.000%	5/15/2023	Aa3	1,000,000	1,135,780
Onondaga County, Public Impt., Water Utility Impt., G.O. Bond	2.125%	6/15/2030	Aa3	715,000	722,543
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa2	520,000	586,908
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1	350,000	369,996
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2026	Aaa	595,000	621,781
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3	800,000	933,192
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3	765,000	881,884
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3	2,500,000	2,946,475

Investment Portfolio - September 30, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)

Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA2	$930,000	$930,725
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	105,235
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1	215,000	223,568
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	485,668
Southold Union Free School District, School Impt., G.O. Bond	3.000%	6/15/2028	Aa2	435,000	464,049
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	5.000%	6/1/2021	AAA[2]	1,225,000	1,303,951
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	WR3	25,000	26,529
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA[2]	175,000	185,325
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA2	500,000	535,145
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3	350,000	403,386
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2044	Aa3	500,000	567,025
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3	650,000	771,771
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3	1,000,000	1,116,570
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3	1,000,000	1,115,920
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA2	510,000	511,780
Ulster County, Public Impt., G.O. Bond	3.000%	11/15/2027	AA2	425,000	468,308
Ulster County, Public Impt., Series B, G.O. Bond	2.000%	11/15/2020	AA2	685,000	692,145
Vestal Central School District, G.O. Bond	2.000%	6/15/2025	Aa2	685,000	709,311
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	532,800
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	510,995
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	304,511
Webster Central School District, School Impt., G.O. Bond	2.000%	10/15/2021	AA2	315,000	318,906
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2	350,000	358,477

TOTAL MUNICIPAL BONDS (Identified Cost $86,121,702)					89,069,917

U.S. GOVERNMENT AGENCIES - 0.6%

Other Agencies - 0.6%

Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS (Identified Cost $500,770)	3.40%	1/25/2036		492,651	545,542

Investment Portfolio - September 30, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares (Identified Cost $ 1,108,636)	1.85%[4]	1,108,636	$1,108,636

TOTAL INVESTMENTS - 98.9% (Identified Cost $ 87,731,108)			90,724,095
OTHER ASSETS, LESS LIABILITIES - 1.1%			1,024,001

NET ASSETS - 100%			$91,748,096

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of September 30, 2019, there is no rating available (unaudited).
[4]	Rate shown is the current yield as of September 30, 2019.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$89,069,917	$—	$89,069,917	$—
U.S. Treasury and other U.S. Government agencies	545,542	—	545,542	—
Mutual fund	1,108,636	1,108,636	—	—

Total assets	$90,724,095	$1,108,636	$89,615,459	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

Investment Portfolio - September 30, 2019

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.